Parent Company Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Statements of Financial Position
The following tables present the Parent Company Only financial information:
Condensed Statements of Financial Position

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Assets
Cash and due from financial institutions	￦	23,084	￦	608,076
Financial assets at fair value through profit or loss		474,262		440,760
Loans at amortized cost		179,542		249,128
Investments in subsidiaries*
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		11,698,159		11,919,717
Other assets		911,723		831,977

Total assets	￦	28,108,491	￦	28,871,379

Liabilities and shareholders’ equity
Borrowings	￦	100,000	￦	—
Debentures		6,128,043		5,552,791
Other liabilities		894,828		805,614
Shareholders’ equity		20,985,620		22,512,974

Total liabilities and shareholders’ equity	￦	28,108,491	￦	28,871,379

*	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.

Summary of Condensed Statements of Comprehensive Income
Condensed Statements of Comprehensive Income

	2019		2020		2021
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	926,934	￦	1,573,411	￦	1,617,949
Interest from subsidiaries		3,618		3,519		7,566
Other income		22,709		22,749		31,284

Total income		953,261		1,599,679		1,656,799

Expense
Interest expense		126,065		132,437		120,469
Non-interest expense		80,355		87,876		99,745

Total expense		206,420		220,313		220,214

Profit before income tax expense		746,841		1,379,366		1,436,585

Income tax benefit (expense)		(854)		49		2,281

Profit for the year		745,987		1,379,415		1,438,866

Other comprehensive loss for the year, net of tax		(520)		(368)		(298)

Total comprehensive income for the year	￦	745,467	￦	1,379,047	￦	1,438,568

Summary of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	2019		2020		2021
	(In millions of Korean won)
Operating activities
Net income	￦	745,987	￦	1,379,415	￦	1,438,866
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net		(274)		9,930		(92,785)

Net cash inflow from operating activities		745,713		1,389,345		1,346,081

Investing activities
Net payments to subsidiaries		(100,000)		(2,347,543)		(219,268)
Other investing activities, net		(200,609)		(146,477)		(39,477)

Net cash outflow from investing activities		(300,609)		(2,494,020)		(258,745)

Financing activities
Net increase (decrease) in borrowings		(298,321)		100,000		(100,000)
Increases in debentures		1,037,656		1,537,091		389,405
Repayments of debentures and lease liabilities		(868,723)		(940,610)		(970,535)
Issuance of hybrid securities		399,085		1,296,693		1,142,203
Cash dividends paid		(766,249)		(883,952)		(1,053,417)
Acquisition of treasury shares		(274,317)		—		—

Net cash inflow (outflow) from financing activities		(770,869)		1,109,222		(592,344)

Net increase (decrease) in cash and cash equivalents		(325,765)		4,547		494,992
Cash and cash equivalents as of January 1		344,299		18,534		23,081

Cash and cash equivalents as of December 31	￦	18,534	￦	23,081	￦	518,073